Financial Risk Management - Market Risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 06, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from issue of bonds, notes and debentures	$ 5,677.1	$ 4,514.5
Notional amount	6,396.9	4,783.5
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 10,290.8	10,167.5
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate on investments	2.00%
Increment change in interest rate on investments	1.00%
Interest rate risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 10,290.8	10,167.5
Bonds, U.S. states and municipalities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from issue of bonds, notes and debentures	2,346.5
U.S. treasury bond forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 1,693.8	$ 3,013.4
Allied World | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Portfolio investments			$ 5,337.2